GENERAL	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
GENERAL

NOTE 2 – GENERAL

Blue Sphere Corporation (the “Company”), together with its wholly-owned subsidiaries, Eastern Sphere Ltd. (“Eastern”), BinoSphere LLC (“Binosphere”), Bluesphere Pavia S.r.l (“Bluesphere Pavia”, formerly called Bluesphere Italy S.r.l.), and Blue Sphere Brabant B.V. (“BSB”), is focused on project integration in the clean energy production and waste to energy markets. The Company was incorporated in the state of Nevada on July 17, 2007 and was originally in the business of developing and promoting automotive internet sites. On February 17, 2010, the Company conducted a reverse merger, name change and forward split of its common stock, and in March 2010 current management took over operations, at which point the Company changed its business focus to become a project integrator in the clean energy production and waste to energy markets. On May 12, 2015, the Company formed Bluesphere Pavia, a subsidiary of Eastern, in order to acquire certain biogas plants located in Italy (see note 5 below). On September 19, 2016, the Company formed BSB in order to commence operations in the Netherlands. On January 31, 2017, the Company dissolved Johnstonsphere LLC, which had no operations since inception.

NOTE 1 – GENERAL

a.	General

Blue Sphere Corporation (the “Company”), together with its wholly-owned subsidiaries, Eastern Sphere Ltd. (“Eastern”), BinoSphere LLC (“Binosphere”), Bluesphere Pavia S.r.l (“Bluesphere Pavia”, formerly called Bluesphere Italy S.r.l.), Sustainable Energy Ltd. (“SEL”), and Blue Sphere Brabant B.V. (“BSB”), is focused on project integration in the clean energy production and waste to energy markets. The Company was incorporated in the state of Nevada on July 17, 2007 and was originally in the business of developing and promoting automotive internet sites. On February 17, 2010, the Company conducted a reverse merger, name change and forward split of its common stock, and in March 2010 current management took over operations, at which point the Company changed its business focus to become a project integrator in the clean energy production and waste to energy markets. On May 12, 2015, the Company formed Bluesphere Pavia, a subsidiary of Eastern, in order to acquire certain biogas plants located in Italy (see note 5 below). On September 19, 2016, the Company formed BSB in order to commence operations in the Netherlands. As of December 31, 2016, SEL had not commenced operations. On January 31, 2017, we dissolved Johnstonsphere LLC, which had no operations since inception.

b.	Going concern consideration

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2016, the Company had approximately $416 thousand in cash, a negative working capital of approximately $9,669 thousand, a stockholders’ deficit of approximately $2,224 thousand and an accumulated deficit of approximately $46,493 thousand. Management anticipates their business will require substantial additional investments that have not yet been secured. The Company anticipates that the existing cash will not be sufficient to continue its operations through the next 12 months. Management is continuing in the process of fund raising in the private equity and capital markets as the Company will need to finance future activities and general and administrative expenses. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Company’s ability to continue as a going concern is dependent upon raising capital from financing transactions and revenue from operations.

These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.